Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers	Revenue from contracts with customers
The following table provides information about receivables and contract liabilities from our contracts with customers:

(In $ millions)	As of June 30, 2024	As of December 31, 2023
Accounts receivable, net	185	222
Current contract liabilities (classified within other current liabilities)	(47)	(31)
Non-current contract liabilities (classified within other non-current liabilities)	(24)	(33)
Significant changes in the contract liabilities balances during the three and six months ended June 30, 2024 are as follows:

(In $ millions)	Contract Liabilities
Net contract liability as of January 1, 2024	(64)
Amortization of revenue that was included in the beginning contract liability balance	11
Cash received, excluding amounts recognized as revenue	(9)
Net contract liability as of March 31, 2024	(62)
Amortization of revenue that was included in the beginning contract liability balance	14
Cash received, excluding amounts recognized as revenue	(23)
Net contract liability at June 30, 2024	(71)
Revenues are attributed to geographical locations based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following table presents our revenues by geographic area:

	Three months ended June 30,		Six months ended June 30,
(In $ millions)	2024	2023	2024	2023
United States	86	133	180	190
Brazil	82	85	171	167
Angola	93	65	170	128
Norway	61	58	115	110
Indonesia	40	—	77	—
Other (1)	13	73	29	85
Total operating revenues	375	414	742	680
(1) Other represents countries in which we operate that individually had revenues representing less than 10% of total revenues earned for any of the periods presented.
We had the following customers with total revenues greater than 10% in any of the periods presented:

	Three months ended June 30,		Six months ended June 30,
(In $ millions)	2024	2023	2024	2023
Sonadrill	23%	16%	20%	19%
Petrobras	16%	15%	17%	18%
Premiere	12%	—%	11%	—%
Vår Energi	10%	9%	9%	10%
LLOG	10%	8%	10%	10%
BP	—%	16%	3%	10%
Other	29%	36%	30%	33%